Financial Instruments Commodity Contract Volumes (Details)	Sep. 30, 2016 MMcf
Distribution Segment [Member]
Commodity Contract Outstanding Volumes [Line Items]
Investment Contract Volume	18,595
Distribution Segment [Member] | Not Designated as Hedging Instrument [Member]
Commodity Contract Outstanding Volumes [Line Items]
Investment Contract Volume	18,595
Distribution Segment [Member] | Fair Value Hedging [Member]
Commodity Contract Outstanding Volumes [Line Items]
Investment Contract Volume	0
Distribution Segment [Member] | Cash Flow Hedging [Member]
Commodity Contract Outstanding Volumes [Line Items]
Investment Contract Volume	0
Natural Gas Marketing Segment [Member]
Commodity Contract Outstanding Volumes [Line Items]
Investment Contract Volume	91,030
Natural Gas Marketing Segment [Member] | Not Designated as Hedging Instrument [Member]
Commodity Contract Outstanding Volumes [Line Items]
Investment Contract Volume	71,147
Natural Gas Marketing Segment [Member] | Fair Value Hedging [Member]
Commodity Contract Outstanding Volumes [Line Items]
Investment Contract Volume	(19,395)
Natural Gas Marketing Segment [Member] | Cash Flow Hedging [Member]
Commodity Contract Outstanding Volumes [Line Items]
Investment Contract Volume	39,278